Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 1,315,000	$ 3,813,000	$ 2,379,000
Sale of arago intellectual property	900,000
Financial income	36,000	9,000
Interest income	90,000	5,000	9,000
Other	33,000	110,000	121,000
Total non-operating income from continuing operations	$ 2,374,000	$ 3,937,000	$ 2,509,000